Average Annual Total Returns - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6	Mar. 01, 2024
Fidelity Contrafund K6 | Return Before Taxes
Average Annual Return:
Past 1 year	37.67%
Past 5 years	16.38%
Since Inception	14.00%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.83%	[1]

[1]	AFrom May 25, 2017.